Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Diluted Weighted Average Shares Of Common Stock Outstanding Abstract
Convertible preferred stock	199,145,285	165,578,120
Convertible preferred stock warrants	1,064,446	1,185,599
Common stock warrants	8,208,682	8,208,682
Stock options	18,270,912	18,086,501
Total	226,689,325	193,058,902